FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Global Income Builder Fund
First Eagle High Yield Fund
First Eagle Fund of America

1345 Avenue of the Americas
New York, New York 10105
(800) 334-2143

SUPPLEMENT DATED JANUARY 2, 2015
TO PROSPECTUS DATED MARCH 1, 2014

This Supplement describes various changes to the information set forth in the First Eagle Funds’ Prospectuses as described below.

The Fees and Expenses section for each of the Funds is replaced by the following pages.

Fees and Expenses of the Global Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.13		0.12	0.13

Total Annual Operating Expenses (%)**	1.13		1.87	0.88

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Fees and Expenses of the Overseas Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Overseas Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.15		0.15	0.15

Total Annual Operating Expenses (%)**	1.15		1.90	0.90

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Fees and Expenses of the U.S. Value Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.16		0.16	0.16

Total Annual Operating Expenses (%)**	1.16		1.91	0.91

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Fees and Expenses of the Gold Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Gold Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00		2.00	2.00

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.25		0.25	0.25

Total Annual Operating Expenses (%)**	1.25		2.00	1.00

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Fees and Expenses of the Global Income Builder Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Income Builder Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Income Builder Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.35		0.34	0.35

Total Annual Fund Operating Expenses (%)**	1.35		2.09	1.10

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Fees and Expenses of the High Yield Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the High Yield Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Yield Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees**	0.70		0.70	0.70

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.18		0.18	0.18

Total Annual Fund Operating Expenses (%)***	1.13		1.88	0.88

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**	The Adviser has agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund’s net assets for the period January 1, 2015 to February 29, 2016.
***

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. In light of this and the management fee waiver, the total annual operating expenses to which the Fund is subject relative to prior periods are expected to be reduced by approximately 0.01% of the average daily value of the Fund’s net assets, although the effect for individual share classes may vary and a net increase for a particular share class is possible.

Fees and Expenses of the Fund of America

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in Fund of America. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS Y†	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees**	0.99		0.99	0.99	0.99

Distribution and Service (12b-1) Fees	0.25		1.00	0.25	None

Other Expenses	0.17		0.17	0.17	0.20

Acquired Fund Fees and Expenses***	0.01		0.01	0.01	0.01

Total Annual Operating Expenses (%)****	1.42		2.17	1.42	1.20

†	Closed to new investors.
*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**	1.00% on the first $1.5 billion, 0.95% on the next $1 billion, 0.90% on the next $2.5 billion, and 0.85% on the Fund’s net assets in excess of $5 billion.
***

Acquired fund fees and expenses are fees and expenses associated with Fund of America’s investments in other investment companies. Since they are incurred only indirectly by Fund of America, such fees and expenses are not considered ordinary operating expenses of Fund of America so that total annual operating expenses shown here will differ from the Fund’s financial reports.

****

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

The Management Fee Table and accompanying language under “Fund Management—The Adviser” is replaced with the following:

Pursuant to an advisory agreement with the Funds, the Adviser is responsible for the management of each of the Funds’ portfolios or, in the case of Fund of America, oversees and supervises the investment management services provided by the Subadviser. In return for its investment management services, each Fund pays the Adviser a fee at the annual rate of the average daily value of its net assets as follows:

Management Fee

Global Fund	0.75%

Overseas Fund	0.75

U.S. Value Fund	0.75

Gold Fund	0.75

Global Income Builder Fund	0.75

High Yield Fund	0.70	*

Fund of America	0.99	**

*

The Adviser has agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the High Yield Fund’s net assets for the period January 1, 2015 to February 29, 2016. This waiver has the effect of reducing the fee shown in the table for the term of the waiver from 0.70% to 0.65%.

**	1.00% on the first $1.5 billion, 0.95% on the next $1 billion, 0.90% on the next $2.5 billion, and 0.85% on net assets in excess of $5 billion.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with them, the Funds (other than the Global Income Builder Fund and the High Yield Fund) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services.

Those reimbursements may not exceed an annual rate of 0.05% of the value of a Fund’s average daily net assets. Each of the Global Income Builder Fund and the High Yield Fund pays a fee to the Adviser related to those services. The fee is an annual rate of 0.05% of the value of the Global Income Builder Fund’s and the High Yield Fund’s average daily net assets.

* * * *

The information in this Supplement modifies the First Eagle Funds’ Prospectus dated March 1, 2014. In particular, and without limitation, the information contained in this Supplement replaces information contained in those sections of the Prospectus entitled “First Eagle

Global Fund—Fees and Expenses of the Global Fund,” “First Eagle Overseas Fund—Fees and Expenses of the Overseas Fund,” “First Eagle U.S. Value Fund—Fees and Expenses of the U.S. Value Fund,” “First Eagle Gold Fund—Fees and Expenses of the Gold Fund,” “First Eagle Global Income Builder Fund—Fees and Expenses of the Global Income Builder Fund,” “First Eagle High Yield Fund—Fees and Expenses of the High Yield Fund,” “First Eagle Fund of America—Fees and Expenses of the Fund of America” and “Fund Management—the Adviser.”